Maturities of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Maturities of Assets and Liabilities [Abstract]
Schedule of Maturities of Assets and Liabilities

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025
Assets
Cash and balances at central banks	56,661	–	–	–	–	–	–	–	56,661
Financial assets at fair value through profit or loss	12,449	8,163	5,217	3,636	1,880	7,267	14,941	186,860	240,413
Derivative financial instruments	1,626	1,759	759	583	418	1,179	2,814	10,589	19,727
Loans and advances to banks	1,890	1,576	1,249	575	231	473	1,235	7	7,236
Loans and advances to customers	18,991	13,984	15,869	13,550	11,358	37,418	69,454	300,839	481,463
Reverse repurchase agreements	9,911	14,193	11,114	3,901	1,489	6,875	3,503	–	50,986
Debt securities	88	459	1,597	370	446	1,152	2,804	7,071	13,987
Financial assets at amortised cost	30,880	30,212	29,829	18,396	13,524	45,918	76,996	307,917	553,672
Financial assets at fair value through other comprehensive income	205	934	276	415	451	4,163	12,821	17,055	36,320
Other assets	2,668	841	153	1,083	90	222	276	31,946	37,279
Total assets	104,489	41,909	36,234	24,113	16,363	58,749	107,848	554,367	944,072
Liabilities
Deposits from banks	1,921	386	813	951	115	449	1,134	10	5,779
Customer deposits	423,727	25,731	17,233	10,711	9,055	6,413	3,170	417	496,457
Repurchase agreements at amortised cost	11,865	9,699	6,511	876	232	6,269	1	3,117	38,570
Financial liabilities at fair value through profit or loss	13,100	6,021	2,103	342	419	362	1,484	4,078	27,909
Derivative financial instruments	1,254	1,361	677	388	318	1,119	2,497	8,518	16,132
Debt securities in issue at amortised cost	243	9,345	11,459	6,594	3,193	13,787	21,566	12,084	78,271
Liabilities arising from insurance and participating investment contracts	476	675	393	465	501	2,383	9,215	121,176	135,284
Liabilities arising from non-participating investment contracts	481	718	1,063	1,050	1,038	4,018	10,984	42,288	61,640
Other liabilities	6,754	1,783	276	912	734	1,646	469	13,695	26,269
Subordinated liabilities	–	1,130	–	–	500	–	4,081	4,183	9,894
Total liabilities	459,821	56,849	40,528	22,289	16,105	36,446	54,601	209,566	896,205
Note 18: Maturities of assets and liabilities continued

	Up to 1 month £m	1 to 3 months £m	3 to 6 months £m	6 to 9 months £m	9 to 12 months £m	1 to 2 years £m	2 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Assets
Cash and balances at central banks	62,705	–	–	–	–	–	–	–	62,705
Financial assets at fair value through profit or loss	13,096	6,843	6,680	3,675	2,837	4,244	11,030	167,520	215,925
Derivative financial instruments	2,405	2,302	1,079	774	659	1,237	3,062	12,547	24,065
Loans and advances to banks	2,842	1,350	903	452	187	583	1,579	4	7,900
Loans and advances to customers	18,748	12,747	15,375	12,271	11,010	34,790	67,901	287,015	459,857
Reverse repurchase agreements	22,793	13,356	6,945	2,764	1,524	1,355	739	–	49,476
Debt securities	40	1,439	232	358	273	4,128	2,183	5,891	14,544
Financial assets at amortised cost	44,423	28,892	23,455	15,845	12,994	40,856	72,402	292,910	531,777
Financial assets at fair value through other comprehensive income	8	178	39	140	728	3,908	11,746	13,943	30,690
Other assets	3,231	1,015	157	1,030	106	295	643	35,058	41,535
Total assets	125,868	39,230	31,410	21,464	17,324	50,540	98,883	521,978	906,697
Liabilities
Deposits from banks	1,783	669	540	171	171	350	2,413	61	6,158
Customer deposits	392,403	27,489	18,009	18,650	18,327	4,153	3,456	258	482,745
Repurchase agreements at amortised cost	8,698	5,140	1,660	–	13,227	93	8,942	–	37,760
Financial liabilities at fair value through profit or loss	15,443	3,677	774	131	1,048	402	1,466	4,670	27,611
Derivative financial instruments	2,409	2,218	1,054	781	588	1,207	3,407	10,012	21,676
Debt securities in issue at amortised cost	3,222	10,190	6,074	4,265	2,089	8,190	26,525	10,279	70,834
Liabilities arising from insurance and participating investment contracts	478	436	51	102	224	1,510	7,992	111,271	122,064
Liabilities arising from non-participating investment contracts	419	646	1,058	1,211	1,165	4,362	9,807	32,560	51,228
Other liabilities	7,519	1,711	351	684	446	1,548	2,237	16,148	30,644
Subordinated liabilities	–	638	277	–	1,070	1,706	2,219	4,179	10,089
Total liabilities	432,374	52,814	29,848	25,995	38,355	23,521	68,464	189,438	860,809